Share based payment - Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted (Detail)	12 Months Ended
	Mar. 31, 2024 ₨ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%
Weighted average share price | ₨ / shares	₨ 606.96
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%
Weighted average share price		$ 8.17
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Weighted average remaining contractual life of options granted during current period			10 years
Bottom of range [member]
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	25.67%	25.67%
Risk–free interest rate (%)	3.29%	3.29%
Weighted average remaining contractual life of options granted during current period	25 days	25 days
Bottom of range [member] | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	33.43%	33.43%
Risk–free interest rate (%)	0.05%	0.05%
Weighted average remaining contractual life of options granted during current period	25 days	25 days
Bottom of range [member] | 2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	25.68%	25.68%	28.07%
Risk–free interest rate (%)	0.78%	0.78%	0.78%
Weighted average remaining contractual life of options granted during current period	8 years	8 years
Weighted average share price		$ 4.98	$ 4.98
Top of range [member]
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	37.87%	37.87%
Risk–free interest rate (%)	6.39%	6.39%
Weighted average remaining contractual life of options granted during current period	6 years 10 months 9 days	6 years 10 months 9 days
Top of range [member] | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	49.97%	49.97%
Risk–free interest rate (%)	1.03%	1.03%
Weighted average remaining contractual life of options granted during current period	6 years 10 months 9 days	6 years 10 months 9 days
Top of range [member] | 2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	41.23%	41.23%	41.23%
Risk–free interest rate (%)	5.42%	5.42%	3.89%
Weighted average remaining contractual life of options granted during current period	10 years	10 years
Weighted average share price		$ 9.65	$ 9.65